UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2010

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  October 5, 2010

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$269,380

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A F L A C INC                  com              001055102     7576 146514.21SH       SOLE                146514.21
A T & T INC NEW                com              00206R102      341 11925.00 SH       SOLE                 11925.00
ABBOTT LABORATORIES            com              002824100      292  5583.11 SH       SOLE                  5583.11
ALBERTO CULVER CO NEW          com              013078100     9027 239751.53SH       SOLE                239751.53
AMETEK INC NEW                 com              031100100     7407 155053.00SH       SOLE                155053.00
ANSYS INC                      com              03662q105     6927 163951.00SH       SOLE                163951.00
APOLLO GROUP INC CL A          com              037604105     6479 126181.00SH       SOLE                126181.00
AUTO DATA PROCESSING           com              053015103     7545 179517.67SH       SOLE                179517.67
BALCHEM CORP                   com              057665200     5177 167745.00SH       SOLE                167745.00
BB&T CORPORATION               com              054937107     4208 174770.00SH       SOLE                174770.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      389  4700.00 SH       SOLE                  4700.00
C H ROBINSON WORLDWD NEW       com              12541W209     8162 116726.56SH       SOLE                116726.56
CERNER CORP                    com              156782104     4108 48905.00 SH       SOLE                 48905.00
CISCO SYSTEMS INC              com              17275r102     6863 313364.00SH       SOLE                313364.00
COVANCE INC                    com              222816100     6740 144056.00SH       SOLE                144056.00
CROSSTEX ENERGY L P            com              22765u102      127 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     9296 228900.26SH       SOLE                228900.26
ECOLAB INC                     com              278865100     8550 168510.20SH       SOLE                168510.20
ENTERPRISE PRD PRTNRS LP       com              293792107      556 14006.60 SH       SOLE                 14006.60
EXPEDITORS INTL WASH           com              302130109     7447 161093.00SH       SOLE                161093.00
EXXON MOBIL CORPORATION        com              30231g102      733 11867.00 SH       SOLE                 11867.00
FAMILY DOLLAR STORES INC       com              307000109      227  5150.00 SH       SOLE                  5150.00
FASTENAL CO                    com              311900104      428  8050.00 SH       SOLE                  8050.00
FISERV INC                     com              337738108    10236 190197.00SH       SOLE                190197.00
GENERAL ELECTRIC COMPANY       com              369604103      784 48273.63 SH       SOLE                 48273.63
GENERAL MILLS INC              com              370334104      270  7400.00 SH       SOLE                  7400.00
GOOGLE INC CLASS A             com              38259p508     4336  8246.00 SH       SOLE                  8246.00
ILLINOIS TOOL WORKS INC        com              452308109     7067 150291.32SH       SOLE                150291.32
INTEL CORP                     com              458140100      242 12584.00 SH       SOLE                 12584.00
JOHNSON & JOHNSON              com              478160104     8108 130852.09SH       SOLE                130852.09
KINDER MORGAN ENERGY LP UNIT L com              494550106      616  9000.00 SH       SOLE                  9000.00
LOWES COMPANIES INC            com              548661107      205  9200.00 SH       SOLE                  9200.00
MARSHALL & ILSLEY CP NEW       com              571837103     4185 594496.05SH       SOLE                594496.05
MC DONALDS CORP                com              580135101      209  2800.00 SH       SOLE                  2800.00
MEDTRONIC INC                  com              585055106      981 29219.00 SH       SOLE                 29219.00
MICROSOFT CORP                 com              594918104     7468 304930.29SH       SOLE                304930.29
NORTHERN TRUST CORP            com              665859104     6108 126623.00SH       SOLE                126623.00
OMNICOM GROUP INC              com              681919106      597 15130.00 SH       SOLE                 15130.00
ORACLE CORPORATION             com              68389X105     7251 270073.14SH       SOLE                270073.14
PATTERSON COMPANIES            com              703395103      329 11500.00 SH       SOLE                 11500.00
PAYCHEX INC                    com              704326107     6567 238871.20SH       SOLE                238871.20
PEPSICO INCORPORATED           com              713448108     7151 107627.00SH       SOLE                107627.00
PFIZER INCORPORATED            com              717081103      367 21371.00 SH       SOLE                 21371.00
PRIVATEBANCORP INC             com              742962103     4326 379825.48SH       SOLE                379825.48
PROCTER & GAMBLE               com              742718109     7741 129086.13SH       SOLE                129086.13
QUALCOMM INC                   com              747525103     7686 170300.00SH       SOLE                170300.00
RESMED INC                     com              761152107     7805 237870.00SH       SOLE                237870.00
ROVI CORP.                     com              779376102     4904 97285.00 SH       SOLE                 97285.00
SCHLUMBERGER LTD F             com              806857108     6815 110610.64SH       SOLE                110610.64
STARBUCKS CORP                 com              855244109     4626 181065.00SH       SOLE                181065.00
STERICYCLE INC                 com              858912108     8199 117998.00SH       SOLE                117998.00
STRATASYS INC                  com              862685104     7002 252613.00SH       SOLE                252613.00
STRYKER CORP                   com              863667101     5306 106008.51SH       SOLE                106008.51
SYSCO CORPORATION              com              871829107      983 34470.00 SH       SOLE                 34470.00
TARGET CORPORATION             com              87612E106     7770 145395.96SH       SOLE                145395.96
WALGREEN COMPANY               com              931422109     6919 206534.38SH       SOLE                206534.38
WATERS CORP                    com              941848103     7616 107599.00SH       SOLE                107599.00